Business Organization, Nature of Operations (Details Textual)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Business Organization And Nature Of Operations [Line Items]
Stockholders Equity, Reverse Stock Split	Effective March 26, 2014, pursuant to authority granted by the stockholders and the Board of Directors of the Company, the Company implemented a 1-for-3.99 reverse split of the Companys issued and outstanding common stock (the Reverse Split).	1-for-3.99 reverse split